Acquisitions - Additional Information (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Sep. 01, 2022 CNY (¥)	Aug. 25, 2022 CNY (¥)	Jan. 27, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Acquired intangible assets:
Acquisition consideration payable						¥ 15,300
Net income/(loss)				¥ 129,881	$ 18,707	235,869	¥ 207,657
Impairment loss of goodwill				35,412	$ 5,100	0	0
Grand Doctor Medical Co., Ltd
Acquired intangible assets:
Cash consideration			¥ 80,500
Equity interest acquired			65.26%
Acquisition consideration payable						15,300
Net revenues				9,835		422
Net income/(loss)				19,695		9,406
Impairment loss of goodwill				35,412		¥ 0	¥ 0
Beijing iLife 3 Technology Co., Ltd.
Acquired intangible assets:
Cash consideration		¥ 141,232
Equity interest acquired		63.39%
Net revenues				60,502
Net income/(loss)				14,017
Sincerity and Compassion Health Management Center
Acquired intangible assets:
Cash consideration	¥ 48,750
Equity interest acquired	65.00%
Net revenues				16,423
Net income/(loss)				¥ 8,430